CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (3,094,298)	$ (3,178,093)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		8,039	14,916
Loss on disposal of fixed assets		1,788
Fixed assets provided to university in lieu of cash		18,004
Stock-based compensation expense		608,676	706,368
Amortization of warrants and stock issued for services	[1]	30,000	51,538
Change in fair value of conversion rights of Series B preferred stock		(102,848)	48,564
Change in fair value of warrant liabilities		(560,986)	(1,342,651)
Change in fair value of contingent put option of Series F preferred stock		(103,364)
Warrant issued for services			55,900
Common stock issued for license			50,000
Common stock issued for services		187,550
Changes in assets and liabilities:
Restricted cash		33,072
Prepaid expenses	[1]	(121,273)	(40,323)
Deposits and other assets		34,290	9,594
Other current assets		7,014	29,112
Accounts payable		(173,729)	149,293
Accrued payroll and related expenses		(112,825)	121,069
Accrued license and patent reimbursement fees			(97,500)
Accrued expenses and other liabilities		42,677	(130,728)
Net cash used in operating activities		(3,298,213)	(3,552,941)
Cash flows from investing activities:
Purchases of property and equipment		(19,654)	(11,117)
Net cash used in investing activities		(19,654)	(11,117)
Cash flows from financing activities:
Proceeds from Convertible debt issuance		500,000
Net cash provided by financing activities		3,513,002	407,669
Net increase (decrease) in cash and cash equivalents		195,135	(3,156,389)
Cash and cash equivalents, beginning of period		64,820	3,221,209
Cash and cash equivalents, end of period		259,955	64,820
Cash paid during the period for:
Interest		0	0
Income taxes		1,631
Supplemental disclosures of non-cash financing activities:
Conversion of outstanding preferred stock into common stock		1,386,000	114,000
Conversion of outstanding preferred stock subject to redemption into common stock		1,197,450	469,000
Series C Preferred Stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	[2]	0	407,669
Series D Preferred Stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	[3]	1,131,857	0
Series F Preferred stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 1,881,145	$ 0

[1]	During the year ended December 31, 2016, warrants issued to service providers for consulting services were valued at $22,245 and were recorded as a Prepaid expense and was amortized over the service period. During the year ended ended December 31, 2017, warrants issued to service providers for consulting services were valued at $30,000 and were recorded as a Prepaid expense and are being amortized over the service period
[2]	During the year ended ended December 31, 2016, a preferred deemed divided of $325,000 was recognized.
[3]	During the year ended December 31, 2017 preferred deemed dividends of $333,000 was recognized on Series F Preferred Stock, $536,000 was recognized on Series D Preferred Stock and $175,000 on Series C Preferred Stock.